Document and Entity Information	Aug. 12, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2019
Entity Registrant Name	Chemours Co
Entity Central Index Key	0001627223
Entity Emerging Growth Company	false
Entity File Number	001-36794
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4845564
Entity Address, Address Line One	1007 Market Stree
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	773-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of Each Class	Common Stock ($.01 par value)
Trading Symbol	CC
Name of Exchange on Which Registered	NYSE